INCOME TAX (Details Textual)	12 Months Ended			54 Months Ended					12 Months Ended											54 Months Ended							0 Months Ended		1 Months Ended		12 Months Ended				54 Months Ended		12 Months Ended							12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	May 18, 2011	Dec. 01, 2010	Jun. 30, 2012 Singapore [Member]	Jun. 30, 2012 Malaysia [Member]	Jun. 30, 2012 Hong Kong [Member]	Jan. 31, 2011 Gifted Time Holdings Limited [Member] USD ($)	Jan. 31, 2011 Gifted Time Holdings Limited [Member] CNY	Feb. 03, 2010 Gifted Time Holdings Limited [Member]	Feb. 02, 2010 Gifted Time Holdings Limited [Member]	Jan. 01, 2008 Gifted Time Holdings Limited [Member] USD ($)	Jan. 01, 2008 Gifted Time Holdings Limited [Member] CNY	Sep. 07, 2007 Gifted Time Holdings Limited [Member]	Feb. 03, 2010 Beijing S&T [Member]	Jun. 30, 2012 Beijing Hollysys Co., Ltd [Member]	Jan. 31, 2011 Beijing Hollysys Co., Ltd [Member]	Jun. 30, 2010 Beijing Hollysys Co., Ltd [Member] USD ($)	Jun. 30, 2010 Beijing Hollysys Co., Ltd [Member] CNY	Feb. 03, 2010 Beijing Hollysys Co., Ltd [Member]	Feb. 02, 2010 Beijing Hollysys Co., Ltd [Member] USD ($)	Feb. 01, 2010 Beijing Hollysys Co., Ltd [Member] CNY	Feb. 01, 2010 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Feb. 01, 2010 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Jan. 31, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jan. 31, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Jun. 30, 2012 Hangzhou Hollysys Automation Co., Ltd [Member]	Jun. 30, 2011 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jun. 30, 2010 Hangzhou Hollysys Automation Co., Ltd [Member] USD ($)	Jun. 30, 2010 Hangzhou Hollysys Automation Co., Ltd [Member] CNY	Jun. 30, 2012 Hangzhou Hollysys Automation Co., Ltd [Member]	Sep. 07, 2007 Hangzhou Hollysys Automation Co., Ltd [Member]	Jun. 30, 2012 Beijing Hollysys Automation Drive Co., Ltd [Member]	Dec. 31, 2011 Beijing Hollysys Automation Drive Co., Ltd [Member]	Dec. 31, 2010 Beijing Hollysys Automation Drive Co., Ltd [Member]	Dec. 31, 2009 Beijing Hollysys Automation Drive Co., Ltd [Member]	Feb. 03, 2010 Beijing Hollysys Automation Drive Co., Ltd [Member]	Jan. 31, 2011 Hollysys Group [Member] USD ($)	Jan. 31, 2011 Hollysys Group [Member] CNY	Jun. 30, 2012 People Republic Of China Subsidiaries [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	25.00%			25.00%	25.00%															15.00%											15.00%				10.00%		25.00%	25.00%	0.00%	25.00%
Income Tax Rate Reconciliation Foreign Income Tax Percentage Of Exemption																																					50.00%		100.00%	100.00%
Income Tax Holiday Years																																					3 years
Income Tax Reconciliation Deductions Qualified Production Activities	$ 6,551,269	$ 5,768,020	$ 4,989,382
Equity Method Investment, Ownership Percentage			49.00%				100.00%	28.04%						40.00%	60.00%			100.00%	60.00%						40.00%											60.00%
Impact Of Tax Holidays and Concessions On Earnings Per Share Basic	$ 0.12	$ 0.11	$ 0.10
Equity Method Investment Ownership Percentage Transferred														20.00%							60.00%			40.00%																	40.00%
Dividends, Common Stock																											75,242,672	513,273,305	26,934,436	178,537,603
Dividends Payable, Current												10,773,774	71,415,041												45,147,403	307,963,983	30,098,269	205,309,322														16,160,662	107,122,562
Dividends Earnings Retained																30,821,002	210,239,304
Withheld Income Tax On Distributable Divident																													1,077,377	7,141,504		1,100,000	3,082,100	21,023,930
Withheld Income Tax Rate On Distributable Divident																																10.00%												10.00%
Fair Value Of Equity Interest Transferred For Income Tax Purpose																																	34,901,237	236,230,997
Withheld Income Tax On Gain On Disposal Of Equity Interest																																	341,052	2,326,420
Accrued Income Tax On Gain On Disposal Of Equity Interest																						1,029,224	7,020,648
Income Tax Expense Benefit For Deemed Profit On Reorganization																																	1,372,299
Undistributed Earnings of Foreign Subsidiaries	187,513,234	133,214,717		187,513,234	1,186,002,455	862,112,364
Withheld Income Tax Rate On Gain On Disposal Of Equity Interest																																	10.00%	10.00%
Effective Income Tax Rate Reconciliation Foreign Income Tax Rate Differential Prior Period																															10.00%
Effective Corporate Income Tax Rate									17.00%	25.00%	16.50%
Operating Loss Carryforwards	2,803,916			2,803,916
Operating Loss Carry Forwards Expiration Year	2017
Income Tax Expense On Gain Loss Of Business Reconstruction	$ 0	$ 0	$ 1,372,299